Long-Term Debt (Textual) (Details) (USD $)	12 Months Ended			12 Months Ended										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Federal Funds [Member]	Dec. 31, 2012 Eurodollar [Member]	Dec. 31, 2012 Eurodollar [Member] Minimum [Member]	Dec. 31, 2012 Eurodollar [Member] Maximum [Member]	Dec. 31, 2012 Third Amendment [Member]	Jun. 27, 2012 Revolving Credit Facility [Member]	Jun. 26, 2012 Revolving Credit Facility [Member]	Aug. 02, 2011 Revolving Credit Facility [Member]	Jun. 27, 2012 Revolving Credit Facility [Member] Accordian Feature [Member]	Aug. 02, 2011 Revolving Credit Facility [Member] Accordian Feature [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Third Amendment [Member] Federal Funds [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Third Amendment [Member] Eurodollar [Member]
Debt Instrument [Line Items]
Revolving credit facility, borrowing capacity											$ 100,000,000		$ 50,000,000
Maximum outstanding borrowings under credit facility									250,000,000		150,000,000	50,000,000
Former credit facility									200,000,000	100,000,000
Interest rate minimum	2.25%					1.25%
Interest margin maximum	3.50%						2.50%
Basis spread on variable rate				0.50%
Description of variable rate basis				Federal Funds Rate	Eurodollar Rate									Eurodollar rate
Adjusted EBITDA	4.50
Facility fee (percent)					1.00%										0.50%
Commitment fee on undrawn portion of the revolving loan	0.50%
Debt, weighted average interest rate	4.09%	6.71%	7.48%
Leverage ratio requirement	4.50							4.00
Total indebtedness	130,900,000
Interest minimum coverage ratio	2.50
Letters of credit outstanding amount	2,600,000	600,000
Debt issuance cost	$ 4,300,000
Ratio of indebtedness to net capital	5.70